LONG-TERM DEBT (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fixed Rate
Under 1 year	€ 1	€ 828
Between 1- 5 year	0	0
After 5 years	193	218
Total Senior Debt Fixed Rate	194	1,046
Variable Rate
Under 1 year	46	98
Between 1- 5 year	327	276
After 5 years	284	33
Total Senior Debt Variable Rate	657	407
Fixed Rate
Under 1 year	0	1
Between 1- 5 year	2	2
After 5 years	7	9
Total Other Debt fixed Rate	9	12
Variable Rate
Under 1 year	12	4
Between 1- 5 year	107	100
After 5 years	6	6
Total Other Debt Variable Rate	125	110
Total long-term debt under 1 year	59	931
Total long-term debt between 1-5 year	436	378
Total long-term debt after 5 years	490	266
Total long-term debt	985	1,575
Long-term Senior Debt
Carrying amount of Senior Fixed Rate Debt, maturing up until 2026 denominated in EUR	194	1,046
Carrying amount of Senior Variable Rate Debt, maturing up until 2022 denominated in EUR		€ 407
Carrying amount of Senior Variable Rate Debt, maturing up until 2035 denominated in EUR	€ 657
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2026 denominated in EUR	2.70%	3.63%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2035 denominated in EUR	2.80%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2022 denominated in EUR		3.49%
Total Senior Debt Variable Rate	€ 657	€ 407
Total Senior Debt Fixed Rate	€ 194	€ 1,046